Organization and Description of Business (Details) ¥ in Thousands, $ in Thousands										1 Months Ended	12 Months Ended
	Jun. 23, 2025 shares	Jun. 03, 2025 shares	May 21, 2025 shares	Dec. 27, 2024 USD ($) shares	Oct. 31, 2024 shares	Dec. 31, 2023 shares	Dec. 27, 2023 shares	Dec. 22, 2023 CNY (¥)	Sep. 01, 2018	Jan. 31, 2025 CNY (¥)	Jun. 30, 2025 shares	Jun. 30, 2024
Organization and Description of Business [Line Items]
Incorporation date											Mar. 29, 2019
Percentage of equity interest repurchases								4.46%
Ordinary shares issued (in Shares)		5,000,000,000			5,000,000,000						44,810
Reverse stock split			1-for-400
Equity interest percentage							76.67%
Voting interest							50.00%
Cash consideration (in Yuan Renminbi) | ¥										¥ 30,240
Voting interest percentage											50.00%
Secyrities Exchange Agreement [Member]
Organization and Description of Business [Line Items]
Ordinary shares issued (in Shares)							284,113,315
Class A Ordinary Shares [Member]
Organization and Description of Business [Line Items]
Ordinary shares issued (in Shares)		4,000,000,000			4,000,000,000	3,156,814					9,295,383
Shares consideration (in Shares)				69,995,661
Consideration amount (in Dollars) | $				$ 140,000
Class A Ordinary Shares [Member] | Secyrities Exchange Agreement [Member]
Organization and Description of Business [Line Items]
Ordinary shares issued (in Shares)	3,156,814		1,420,567
Reverse stock split	1-for-90		1-for-400
Class B Ordinary Shares [Member]
Organization and Description of Business [Line Items]
Ordinary shares issued (in Shares)		1,000,000,000			1,000,000,000
AIX [Member]
Organization and Description of Business [Line Items]
Equity interests owned									4.46%
Ordinary shares issued (in Shares)						3,156,815	568,226,628
AIFU [Member]
Organization and Description of Business [Line Items]
Percentage of equity interests						50.10%
AIFU [Member] | Secyrities Exchange Agreement [Member]
Organization and Description of Business [Line Items]
Percentage of equity interests						76.67%
Fanhua Puyi Fund Sales Co., Ltd. [Member]
Organization and Description of Business [Line Items]
Equity interest percentage								15.41%				15.41%
Equity interest (in Yuan Renminbi) | ¥								¥ 10,463
Equity interest percentage								4.46%
Puyi Fund [Member]
Organization and Description of Business [Line Items]
Equity interest percentage								4.46%
AIFU [Member]
Organization and Description of Business [Line Items]
Equity interest percentage										100.00%
Shares held (in Shares)											1,642,774
Issued and outstanding percentage											27.98%
Voting power percentage											50.47%
AIFU [Member] | Class A Ordinary Shares [Member]
Organization and Description of Business [Line Items]
Shares held (in Shares)											367,774
AIFU [Member] | Class B Ordinary Shares [Member]
Organization and Description of Business [Line Items]
Shares held (in Shares)											1,275,000
Guangdong Meidiya Investment Co., Ltd [Member]
Organization and Description of Business [Line Items]
Equity interest percentage										44.70%